Intangible Assets (Details) - Schedule of intangible assets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
At cost:
Total cost	¥ 241,487	$ 37,010	¥ 267
Less: accumulated depreciation	(1,853)	(284)	(72)
Intangible assets, net	239,634	36,726	195
Trademark [Member]
At cost:
Total cost	26,718	4,095	23
Patent [Member]
At cost:
Total cost	33	5	33
Copyright [Member]
At cost:
Total cost	97	15	69
Software [Member]
At cost:
Total cost	6,804	1,042	142
License acquired [Member]
At cost:
Total cost	¥ 207,835	$ 31,853